Financial Risk Management, Objectives and Policies (Details)	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)
Financial Risk Management, Objectives and Policies [Line Items]
Number of customer	9	8
Trade receivables (in Nuevos Soles)	S/ 3,000,000	S/ 3,000,000
Percentage of entity's	55.00%	34.00%
Top of range [member]
Financial Risk Management, Objectives and Policies [Line Items]
Trade receivables (in Nuevos Soles)	S/ 700,000	S/ 700,000
Bottom of range [member]
Financial Risk Management, Objectives and Policies [Line Items]
Trade receivables (in Nuevos Soles)	S/ 3,000,000	S/ 3,000,000
Trade receivables [Member]
Financial Risk Management, Objectives and Policies [Line Items]
Number of customer	26	22
Trade receivables [Member] | Customers 26 [Member]
Financial Risk Management, Objectives and Policies [Line Items]
Percentage of entity's	28.00%
Trade receivables [Member] | Customers 22 [Member]
Financial Risk Management, Objectives and Policies [Line Items]
Percentage of entity's		23.00%